Fair Value of Assets and Liabilities (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	$ 9,102	$ 10,171	$ 17,793
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(189)	(829)	(775)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	165	1,769	3,413
Purchases	997
Sales	(1,840)
Settlements	(561)
Purchases, sales, issuances and settlements, net		(770)	(1,929)
Transfers into Level 3	395	589
Transfers out of Level 3	(4,974)	(1,828)
Net transfers in and/or (out) of Level 3			(8,331)
Balance at end of period	3,095	9,102	10,171
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings	(103)	(318)	(374)
Fair value assets and liabilities measured on recurring basis, gain (loss) included in earnings
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets and liabilities	(323)	(860)	(627)
Effect to net income included in realized capital gains and losses	(221)	(901)	(889)
Effect to net income included in investment income	36	73	111
Effect to net income included in interest credited to contractholder funds	(106)	1	(3)
Effect to net income included in life and annuity contract benefits	(32)	31	(148)
Free-standing derivatives, assets	1	74	146
Free-standing derivatives, liabilities	96	95	91
Fixed income securities
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	9,059	10,045	17,819
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(88)	(634)	(834)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	165	1,764	3,412
Purchases	926
Sales	(1,839)
Settlements	(508)
Purchases, sales, issuances and settlements, net		(884)	(2,024)
Transfers into Level 3	395	589
Transfers out of Level 3	(4,964)	(1,821)
Net transfers in and/or (out) of Level 3			(8,328)
Balance at end of period	3,146	9,059	10,045
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(550)
Municipal
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	2,016	2,706	2,463
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(44)	(40)	(34)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	54	46	191
Purchases	14
Sales	(689)
Settlements	(7)
Purchases, sales, issuances and settlements, net		(588)	(202)
Transfers into Level 3	70	38
Transfers out of Level 3	(82)	(146)
Net transfers in and/or (out) of Level 3			288
Balance at end of period	1,332	2,016	2,706
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(34)
Corporate
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	1,908	2,241	10,195
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	62	5	(20)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	(44)	115	1,216
Purchases	387
Sales	(537)
Settlements	(87)
Purchases, sales, issuances and settlements, net		(167)	(1,411)
Transfers into Level 3	239	444
Transfers out of Level 3	(523)	(730)
Net transfers in and/or (out) of Level 3			(7,739)
Balance at end of period	1,405	1,908	2,241
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			53
Foreign government
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period		20
Purchases, sales, issuances and settlements, net		(20)	80
Net transfers in and/or (out) of Level 3			(60)
Balance at end of period			20
Residential mortgage-backed securities ("RMBS")
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	1,794	1,671	2,988
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(86)	(421)	(179)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	107	736	283
Purchases	4
Sales	(378)
Settlements	(134)
Purchases, sales, issuances and settlements, net		(135)	(470)
Transfers out of Level 3	(1,256)	(57)
Net transfers in and/or (out) of Level 3			(951)
Balance at end of period	51	1,794	1,671
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(128)
Commercial mortgage-backed securities ("CMBS")
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	923	1,404	457
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(43)	(233)	(399)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	113	592	804
Purchases	17
Sales	(66)
Settlements	(4)
Purchases, sales, issuances and settlements, net		(526)	(42)
Transfers into Level 3	86	107
Transfers out of Level 3	(966)	(421)
Net transfers in and/or (out) of Level 3			584
Balance at end of period	60	923	1,404
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(318)
Asset-backed securities ("ABS")
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	2,417	2,001	1,714
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	23	55	(202)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position	(65)	275	918
Purchases	504
Sales	(169)
Settlements	(276)
Purchases, sales, issuances and settlements, net		553	21
Transfers out of Level 3	(2,137)	(467)
Net transfers in and/or (out) of Level 3			(450)
Balance at end of period	297	2,417	2,001
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(122)
Redeemable preferred stock
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period		2	2
Purchases, sales, issuances and settlements, net		(1)
Balance at end of period	1	1	2
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(1)
Equity securities
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	63	69	74
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(10)	8	(4)
Total realized and unrealized gains (losses) included in OCI on Statement of Financial Position		5	1
Purchases	1
Sales	(1)
Purchases, sales, issuances and settlements, net		(12)	1
Transfers out of Level 3	(10)	(7)
Net transfers in and/or (out) of Level 3			(3)
Balance at end of period	43	63	69
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			(5)
Free-standing derivatives, net
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period	(21)	55	(101)
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets	(91)	(202)	62
Purchases	70
Settlements	(53)
Purchases, sales, issuances and settlements, net		126	94
Balance at end of period	(95)	(21)	55
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			180
Other assets.
Fair Value Assets Measured on Recurring Basis Unobservable Input Reconciliation Calculation Rollforward
Balance at beginning of period		2	1
Total realized and unrealized gains (losses) included in net income, recurring Level 3 assets		(1)	1
Balance at end of period	1	1	2
Gains (losses) for Level 3 assets still held at the balance sheet date, included in earnings			$ 1